Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) area	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment reporting
Revenue from external customers	$ 241,203	$ 216,080	$ 178,203
Adjusted (LBIT)/EBIT	(53,301)	(46,227)	(9,587)
Interest income	1,220	502	451
Equity in earnings of equity investees, net of tax	33,653	66,244	22,572
Operating (loss)/profit	(18,428)	20,519	13,436
Interest expense	1,455	1,631	1,404
Income tax expense	3,080	4,331	1,605
Net (loss)/income attributable to the Company	(26,737)	11,698	7,993
Depreciation/amortization	2,578	2,341	2,015
Additions to non-current assets (other than financial instrument and deferred tax assets)	6,073	4,327	3,324
Segment information
Total assets	597,932	342,437
Property, plant and equipment	14,220	9,954
Leasehold land	1,261	1,220
Goodwill	3,308	3,137
Other intangible asset	430	469
Investments in equity investees	$ 144,237	158,506
Commercial Platform
Segment reporting
Number of core business areas | area	2
Reportable segment
Segment reporting
Revenue from external customers	$ 205,206	180,852	126,187
Adjusted (LBIT)/EBIT	6,879	3,736	1,718
Interest income	63	66	144
Equity in earnings of equity investees, net of tax	38,200	70,476	26,342
Operating (loss)/profit	45,142	74,278	28,204
Interest expense	66	79	85
Income tax expense	986	569	387
Net (loss)/income attributable to the Company	40,033	70,337	25,155
Depreciation/amortization	151	124	110
Additions to non-current assets (other than financial instrument and deferred tax assets)	107	138	97
Segment information
Total assets	195,420	212,543
Property, plant and equipment	251	219
Goodwill	3,308	3,137
Other intangible asset	430	469
Investments in equity investees	124,725	141,475
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	35,997	35,228	52,016
Adjusted (LBIT)/EBIT	(47,503)	(36,657)	(119)
Interest income	64	52	79
Equity in earnings of equity investees, net of tax	(4,547)	(4,232)	(3,770)
Operating (loss)/profit	(51,986)	(40,837)	(3,810)
Income tax expense	26
Net (loss)/income attributable to the Company	(51,880)	(40,735)	(3,810)
Depreciation/amortization	2,400	2,176	1,864
Additions to non-current assets (other than financial instrument and deferred tax assets)	5,936	4,138	3,218
Segment information
Total assets	63,268	53,774
Property, plant and equipment	13,917	9,686
Leasehold land	1,261	1,220
Investments in equity investees	19,512	17,031
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	166,435	149,861	105,478
Adjusted (LBIT)/EBIT	3,272	2,377	676
Interest income	37	31	114
Equity in earnings of equity investees, net of tax	27,812	60,288	15,653
Operating (loss)/profit	31,121	62,696	16,443
Income tax expense	934	777	239
Net (loss)/income attributable to the Company	28,999	61,120	15,934
Depreciation/amortization	116	102	94
Additions to non-current assets (other than financial instrument and deferred tax assets)	56	67	88
Segment information
Total assets	122,665	134,681
Property, plant and equipment	160	145
Goodwill	2,901	2,730
Other intangible asset	430	469
Investments in equity investees	69,417	77,939
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	9,858	6,984	3,028
Adjusted (LBIT)/EBIT	578	(493)	(169)
Interest income	13	34	29
Equity in earnings of equity investees, net of tax	10,388	10,188	10,689
Operating (loss)/profit	10,979	9,729	10,549
Income tax expense	(457)	(497)
Net (loss)/income attributable to the Company	9,773	8,384	8,640
Depreciation/amortization	17	3	11
Additions to non-current assets (other than financial instrument and deferred tax assets)	43	20	5
Segment information
Total assets	58,961	67,161
Property, plant and equipment	61	34
Goodwill	407	407
Investments in equity investees	55,308	63,536
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	28,913	24,007	17,681
Adjusted (LBIT)/EBIT	3,029	1,852	1,211
Interest income	13	1	1
Operating (loss)/profit	3,042	1,853	1,212
Interest expense	66	79	85
Income tax expense	509	289	148
Net (loss)/income attributable to the Company	1,261	833	581
Depreciation/amortization	18	19	5
Additions to non-current assets (other than financial instrument and deferred tax assets)	8	51	4
Segment information
Total assets	13,794	10,701
Property, plant and equipment	30	40
Unallocated
Segment reporting
Adjusted (LBIT)/EBIT	(12,677)	(13,306)	(11,186)
Interest income	1,093	384	228
Operating (loss)/profit	(11,584)	(12,922)	(10,958)
Interest expense	1,389	1,552	1,319
Income tax expense	2,068	3,762	1,218
Net (loss)/income attributable to the Company	(14,890)	(17,904)	(13,352)
Depreciation/amortization	27	41	41
Additions to non-current assets (other than financial instrument and deferred tax assets)	30	51	$ 9
Segment information
Total assets	339,244	76,120
Property, plant and equipment	$ 52	$ 49